U.S. Bancorp Fund Services LLC
615 E. Michigan Street
Milwaukee, WI  53202

July 20, 2007

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the“TRUST”) Securities Act Registration No: 333-62298 Investment Company Registration No: 811-10401

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 59 to the Trust’s Registration Statement for the purpose of establishing Fusion Global Long/Short Fund as a new series.  Pursuant to Rule 485(a)(2), the Trust normally anticipates that this filing would be effective 75 days after filing.  The Trust is filing an acceleration request under separate cover, however, in an effort to request that the Commission allow this Post-Effective Amendment to become effective on or before September 28, 2007.

Please note that the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Post-Effective Amendment.  The purpose of that filing will be to incorporate any comments made by the Commission on the 485(a) filing and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

Rachel A. Spearo, Esq.
for US Bancorp Fund Services, LLC

Enclosures